United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 03/31/18

Date of Reporting Period: Six months ended 09/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
September 30, 2017
Share Class | Ticker	A | FUSGX	B | FUSBX	C | FUSCX

Federated Fund for U.S. Government Securities
Fund Established 1969

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2017 through September 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report
1

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	87.4%
Asset-Backed Securities	4.5%
Non-Agency Mortgage-Backed Securities	3.3%
U.S. Government Agency Commercial Mortgage-Backed Securities	0.9%
Non-Agency Commercial Mortgage-Backed Securities	0.8%
Cash Equivalents[2]	3.6%
Other Assets and Liabilities—Net[3]	(0.5)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
2

Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—87.4%
		Federal Home Loan Mortgage Corporation—37.6%
$6,585,977		3.000%, 8/1/2043	$6,637,777
8,810,306		3.000%, 5/1/2045	8,846,562
977,572		3.000%, 5/1/2046	981,290
1,948,739		3.000%, 8/1/2046	1,954,932
5,943,149		3.000%, 12/1/2046	5,962,035
3,698,385		3.000%, 1/1/2047	3,710,137
18,336,841		3.000%, 1/1/2047	18,395,110
4,828,704		3.000%, 2/1/2047	4,844,049
5,094,172		3.500%, 4/1/2042	5,284,475
3,756,923		3.500%, 4/1/2042	3,897,271
2,968,165		3.500%, 7/1/2042	3,079,047
4,684,188		3.500%, 8/1/2042	4,859,175
2,347,607		3.500%, 9/1/2043	2,430,171
3,151,406		3.500%, 11/1/2045	3,261,254
2,000,000	[1]	3.500%, 10/1/2047	2,061,277
1,025,687		4.000%, 8/1/2025	1,076,010
6,908,112		4.000%, 12/1/2041	7,319,835
915,767		4.000%, 1/1/2042	970,346
182,753		4.500%, 2/1/2024	191,971
466,200		4.500%, 6/1/2024	489,884
345,094		4.500%, 11/1/2039	372,655
695,992		4.500%, 4/1/2040	751,578
996,004		4.500%, 5/1/2040	1,075,239
1,695,338		4.500%, 5/1/2040	1,830,208
541,183		4.500%, 8/1/2040	584,236
2,359,031		4.500%, 9/1/2040	2,546,699
1,385,544		4.500%, 9/1/2040	1,495,768
1,840,258		4.500%, 9/1/2041	2,014,548
78,458		5.000%, 7/1/2020	80,650
699,881		5.000%, 1/1/2034	766,176
1,502,278		5.000%, 5/1/2034	1,645,067
172,691		5.000%, 2/1/2039	189,244
548,586		5.000%, 3/1/2039	601,172
390,586		5.000%, 7/1/2039	428,027
Semi-Annual Shareholder Report
3

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal Home Loan Mortgage Corporation—continued
$829,258		5.000%, 9/1/2039	$908,748
1,522,671		5.000%, 10/1/2039	1,668,630
21,274		5.500%, 3/1/2021	22,256
4,130,620		5.500%, 5/1/2034	4,604,031
590,499		5.500%, 12/1/2035	659,591
616,535		5.500%, 5/1/2036	687,491
68,526		5.500%, 6/1/2036	76,555
743,221		5.500%, 6/1/2036	829,725
116,522		5.500%, 9/1/2037	130,329
43,165		6.000%, 2/1/2032	48,909
347,792		6.500%, 10/1/2037	391,767
38,279		6.500%, 4/1/2038	43,956
46,810		6.500%, 10/1/2038	54,272
4,952		6.500%, 10/1/2038	5,826
303,835		7.000%, 12/1/2031	356,900
6,487		7.500%, 1/1/2021	6,941
97,123		7.500%, 1/1/2027	111,663
4,691		7.500%, 12/1/2029	5,544
83,396		7.500%, 5/1/2030	97,140
29,457		7.500%, 1/1/2031	35,059
115,965		7.500%, 2/1/2031	138,001
5,186		7.500%, 8/1/2031	6,192
		TOTAL	111,523,401
		Federal National Mortgage Association—39.0%
10,046,584	[2]	2.500%, 5/1/2028	10,170,990
1,998,745		2.500%, 3/1/2031	2,014,126
3,495,597		3.000%, 6/1/2031	3,595,958
5,972,620		3.000%, 4/1/2047	5,991,133
516,977		3.500%, 12/1/2040	535,684
7,161,935		3.500%, 8/1/2042	7,435,638
5,087,326		3.500%, 9/1/2042	5,281,745
6,375,646		3.500%, 12/1/2042	6,606,349
5,172,494		3.500%, 12/1/2042	5,396,031
919,492		3.500%, 12/1/2042	958,510
1,363,964		3.500%, 3/1/2043	1,423,336
1,071,052		3.500%, 5/1/2043	1,109,808
3,075,354		3.500%, 11/1/2045	3,180,870
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$2,934,438	3.500%, 2/1/2047	$3,025,261
6,175,017	4.000%, 12/1/2031	6,575,370
1,633,671	4.000%, 2/1/2041	1,731,421
782,611	4.000%, 12/1/2041	832,617
4,395,944	4.000%, 12/1/2041	4,658,972
6,210,605	4.000%, 3/1/2042	6,607,444
3,588,059	4.000%, 4/1/2042	3,803,309
4,399,436	4.000%, 1/1/2044	4,667,486
4,516,754	4.000%, 6/1/2044	4,754,547
140,672	4.500%, 12/1/2019	143,047
1,565,311	4.500%, 10/1/2040	1,690,998
3,352,997	4.500%, 3/1/2041	3,620,132
130,637	4.500%, 6/1/2041	141,045
1,852,519	4.500%, 1/1/2042	1,998,373
4,147,111	4.500%, 6/1/2044	4,463,256
451,101	5.000%, 1/1/2024	477,758
1,828,707	5.000%, 7/1/2034	2,008,601
123,049	5.000%, 11/1/2035	135,324
398,391	5.000%, 1/1/2039	439,599
1,130,637	5.000%, 7/1/2039	1,242,461
233,065	5.000%, 10/1/2039	256,116
1,660,030	5.000%, 11/1/2039	1,832,773
576,662	5.000%, 12/1/2039	633,697
146,034	5.000%, 1/1/2040	160,477
876,137	5.500%, 9/1/2034	977,785
218,922	5.500%, 6/1/2035	244,020
195,154	5.500%, 8/1/2035	218,241
371,055	5.500%, 9/1/2037	414,994
19,081	6.000%, 10/1/2028	21,285
8,054	6.000%, 11/1/2028	8,865
7,540	6.000%, 11/1/2028	8,467
15,018	6.000%, 12/1/2028	16,735
21,818	6.000%, 12/1/2028	24,486
17,704	6.000%, 12/1/2028	19,764
714	6.000%, 12/1/2028	799
12,945	6.000%, 12/1/2028	14,196
3,262	6.000%, 1/1/2029	3,633
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$272	6.000%, 1/1/2029	$305
17,057	6.000%, 1/1/2029	19,052
4,437	6.000%, 1/1/2029	4,940
698	6.000%, 1/1/2029	780
20,460	6.000%, 1/1/2029	22,843
1,068	6.000%, 3/1/2029	1,194
1,173	6.000%, 3/1/2029	1,319
61,283	6.000%, 5/1/2029	68,412
73,116	6.000%, 5/1/2029	81,548
960	6.000%, 11/1/2029	1,073
47,269	6.000%, 11/1/2029	52,998
9,051	6.000%, 4/1/2031	10,096
738,742	6.000%, 11/1/2034	839,076
70,642	6.000%, 5/1/2036	80,288
52,058	6.000%, 6/1/2036	59,168
79,983	6.000%, 7/1/2036	91,067
288,340	6.000%, 9/1/2037	327,198
235,190	6.000%, 2/1/2038	267,190
121,660	6.000%, 4/1/2038	138,252
59,109	6.500%, 5/1/2031	67,691
33,264	6.500%, 6/1/2031	38,081
62,418	6.500%, 4/1/2032	71,760
107,048	6.500%, 8/1/2034	122,613
40,827	6.500%, 11/1/2035	46,514
303,264	6.500%, 9/1/2036	350,363
921,386	6.500%, 8/1/2037	1,060,765
108,153	7.000%, 8/1/2028	124,183
56,875	7.000%, 10/1/2028	65,301
24,920	7.000%, 6/1/2029	28,983
221	7.000%, 11/1/2031	259
7,970	7.000%, 11/1/2031	9,356
2,966	7.000%, 12/1/2031	3,489
104,131	7.000%, 12/1/2031	121,737
7,605	7.000%, 12/1/2031	8,937
1,440	7.000%, 1/1/2032	1,685
1,154	7.500%, 1/1/2030	1,363
	TOTAL	115,763,411
Semi-Annual Shareholder Report
6

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—10.8%
$4,542,287		3.000%, 7/20/2045	$4,610,881
2,859,395	[2]	3.000%, 12/20/2046	2,900,788
6,948,817		3.500%, 12/15/2040	7,247,717
6,137,199		3.500%, 2/20/2046	6,383,686
7,119,662		3.500%, 6/20/2046	7,405,609
373,660		5.000%, 11/20/2038	400,604
121,342		5.000%, 12/20/2038	133,429
213,341		5.000%, 5/20/2039	232,791
885,291		5.000%, 8/20/2039	973,473
398,295		5.000%, 9/20/2039	437,813
379,870		5.500%, 12/20/2038	424,555
309,000		6.000%, 9/20/2038	351,337
60,710		7.500%, 12/15/2023	67,510
12,784		7.500%, 1/15/2026	14,851
16,726		7.500%, 2/15/2026	19,143
220,755		7.500%, 2/15/2028	260,131
5,802		7.500%, 6/15/2029	6,707
4,002		7.500%, 7/15/2029	4,727
948		7.500%, 7/15/2029	1,116
2,360		7.500%, 7/15/2029	2,549
5,214		7.500%, 9/15/2029	6,181
729		7.500%, 9/15/2029	850
2,891		7.500%, 10/15/2029	3,353
12,001		7.500%, 10/15/2029	14,226
10,598		7.500%, 10/15/2029	12,533
6,360		7.500%, 10/15/2029	7,569
60,963		7.500%, 6/15/2030	72,864
33,715		7.500%, 6/15/2030	40,296
88,096		7.500%, 7/15/2030	105,294
82,057		8.250%, 10/15/2030	101,018
		TOTAL	32,243,601
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $252,417,719)	259,530,413
Semi-Annual Shareholder Report
7

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—4.5%
		Auto Receivables—3.4%
$2,677,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	$2,702,229
4,570,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	4,636,858
2,900,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.490%, 5/17/2021	2,944,383
		TOTAL	10,283,470
		Other—1.1%
943,940		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	959,462
1,351,946		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	1,366,528
915,276		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	924,965
		TOTAL	3,250,955
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $13,354,444)	13,534,425
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.3%
		Non-Agency Mortgage-Backed Securities—3.3%
290,160		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	227,907
827,794	[3]	Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	843,927
2,055,842	[3]	Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	2,096,318
109,285	[4]	Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	85,246
303,023	[3]	Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	305,706
1,805,840	[3]	Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	1,760,682
1,207,303	[3]	Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	1,238,739
3,100,792	[3]	Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	3,162,318
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $9,783,357)	9,720,843
		COMMERCIAL MORTGAGE-BACKED SECURITIES—1.7%
		Agency Commercial Mortgage-Backed Securities—0.9%
2,623,353		FHLMC REMIC K060 A1, 2.958%, 7/25/2026	2,691,376
		Non-Agency Commercial Mortgage-Backed Securities—0.8%
2,240,000	[3]	Cosmopolitan Hotel Trust 2016-CSMO, Class A, 2.634%, (1-month USLIBOR +1.400%), 11/15/2033	2,248,389
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $4,915,757)	4,939,765
Semi-Annual Shareholder Report
8

Principal Amount or Shares			Value
		INVESTMENT COMPANY—3.6%
10,611,012	[5]	Federated Government Obligations Fund, Premier Shares, 0.92%[6] (IDENTIFIED COST $10,611,012)	$10,611,012
		TOTAL INVESTMENT IN SECURITIES-100.5% (IDENTIFIED COST $291,082,289)[7]	298,336,458
		OTHER ASSETS AND LIABILITIES-NET— (0.5)%[8]	(1,519,645)
		TOTAL NET ASSETS—100%	$296,816,813
1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
3	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
4	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2017, these restricted securities amounted to $85,246, which represented 0.0% of total net assets.
5	Affiliated holding.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended September 30, 2017, were as follows:

Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 3/31/2017	9,679,678
Purchases/ Additions	46,485,525
Sales/Reductions	(45,554,191)
Balance of Shares Held 9/30/2017	10,611,012
Value	$10,611,012
Change in Unrealized Appreciation/Depreciation	$NA
Net Realized Gain/Loss	$NA
Dividend Income	$35,050
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $291,236,113.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Semi-Annual Shareholder Report
9

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$259,530,413	$—	$259,530,413
Asset-Backed Securities	—	13,534,425	—	13,534,425
Collateralized Mortgage Obligations	—	9,720,843	—	9,720,843
Commercial Mortgage-Backed Securities	—	4,939,765	—	4,939,765
Investment Company	10,611,012	—	—	10,611,012
TOTAL SECURITIES	$10,611,012	$287,725,446	$—	$298,336,458
The following acronyms are used throughout this portfolio:
FHLMC	— Federal Home Loan Mortgage Corporation
REMIC	— Real Estate Mortgage Investment Conduit
Semi-Annual Shareholder Report
10

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.37	$7.54	$7.63	$7.49	$7.74	$7.82
Income From Investment Operations:
Net investment income	0.09[1]	0.16[1]	0.18[1]	0.19[1]	0.17[1]	0.19[1]
Net realized and unrealized gain (loss) on investments	0.02	(0.16)	(0.08)	0.15	(0.21)	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.11	—	0.10	0.34	(0.04)	0.14
Less Distributions:
Distributions from net investment income	(0.09)	(0.17)	(0.19)	(0.20)	(0.21)	(0.22)
Net Asset Value, End of Period	$7.39	$7.37	$7.54	$7.63	$7.49	$7.74
Total Return[2]	1.46%	(0.03)%	1.30%	4.64%	(0.49)%	1.80%
Ratios to Average Net Assets:
Net expenses	0.95%[3]	0.91%	0.92%	0.94%	0.90%	0.91%
Net investment income	2.29%[3]	2.17%	2.39%	2.54%	2.21%	2.45%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$272,077	$295,523	$329,055	$367,904	$390,752	$489,819
Portfolio turnover	25%	91%[6]	56%	65%	252%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	43%	28%	26%	69%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.38	$7.55	$7.63	$7.49	$7.75	$7.82
Income From Investment Operations:
Net investment income	0.06[1]	0.11[1]	0.12[1]	0.14[1]	0.11[1]	0.13[1]
Net realized and unrealized gain (loss) on investments	0.02	(0.17)	(0.07)	0.15	(0.22)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.06)	0.05	0.29	(0.11)	0.09
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.13)	(0.15)	(0.15)	(0.16)
Net Asset Value, End of Period	$7.40	$7.38	$7.55	$7.63	$7.49	$7.75
Total Return[2]	1.07%	(0.78)%	0.66%	3.85%	(1.38)%	1.17%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.66%	1.67%	1.69%	1.65%	1.66%
Net investment income	1.54%[3]	1.42%	1.63%	1.79%	1.45%	1.70%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$4,167	$5,447	$7,608	$10,005	$13,870	$20,404
Portfolio turnover	25%	91%[6]	56%	65%	252%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	43%	28%	26%	69%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$7.37	$7.54	$7.63	$7.48	$7.74	$7.81
Income From Investment Operations:
Net investment income	0.06[1]	0.11[1]	0.12[1]	0.14[1]	0.11[1]	0.13[1]
Net realized and unrealized gain (loss) on investments	0.02	(0.17)	(0.08)	0.16	(0.22)	(0.04)
TOTAL FROM INVESTMENT OPERATIONS	0.08	(0.06)	0.04	0.30	(0.11)	0.09
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.13)	(0.15)	(0.15)	(0.16)
Net Asset Value, End of Period	$7.39	$7.37	$7.54	$7.63	$7.48	$7.74
Total Return[2]	1.06%	(0.78)%	0.53%	4.00%	(1.38)%	1.17%
Ratios to Average Net Assets:
Net expenses	1.70%[3]	1.66%	1.67%	1.69%	1.65%	1.66%
Net investment income	1.54%[3]	1.42%	1.64%	1.79%	1.45%	1.70%
Expense waiver/reimbursement[4]	0.01%[3]	0.01%	—%	—%	—%	0.00%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$20,574	$25,271	$31,803	$32,987	$36,992	$60,557
Portfolio turnover	25%	91%[6]	56%	65%	252%	168%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	15%	43%	28%	26%	69%	46%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
6	The portfolio turnover rate was higher from the prior year as a result of significant dollar-roll transactions, monthly prepayment activity, reinvestment activity, asset allocation changes and asset reduction.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
September 30, 2017 (unaudited)
Assets:
Investment in securities, at value including $10,611,012 of investment in an affiliated holding (identified cost $291,082,289)		$298,336,458
Income receivable		845,035
Receivable for shares sold		200,960
TOTAL ASSETS		299,382,453
Liabilities:
Payable for investments purchased	$2,076,514
Payable for shares redeemed	125,189
Bank overdraft	24,967
Income distribution payable	94,616
Payable to adviser (Note 5)	6,301
Payable for administrative fees (Note 5)	1,306
Payable for distribution services fee (Note 5)	15,469
Payable for other service fees (Notes 2 and 5)	100,957
Accrued expenses (Note 5)	120,321
TOTAL LIABILITIES		2,565,640
Net assets for 40,158,024 shares outstanding		$296,816,813
Net Assets Consist of:
Paid-in capital		$306,061,534
Net unrealized appreciation of investments		7,254,169
Accumulated net realized loss on investments		(16,531,703)
Undistributed net investment income		32,813
TOTAL NET ASSETS		$296,816,813
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($272,076,523 ÷ 36,810,804 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share (100/95.50 of $7.39)	$7.74
Redemption proceeds per share	$7.39
Class B Shares:
Net asset value per share ($4,166,594 ÷ 563,388 shares outstanding), no par value, unlimited shares authorized	$7.40
Offering price per share	$7.40
Redemption proceeds per share (94.50/100 of $7.40)	$6.99
Class C Shares:
Net asset value per share ($20,573,696 ÷ 2,783,832 shares outstanding), no par value, unlimited shares authorized	$7.39
Offering price per share	$7.39
Redemption proceeds per share (99.00/100 of $7.39)	$7.32
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Six Months Ended September 30, 2017 (unaudited)
Investment Income:
Interest			$5,042,817
Dividends received from an affiliated holding			35,050
TOTAL INCOME			5,077,867
Expenses:
Investment adviser fee (Note 5)		$623,625
Administrative fee (Note 5)		123,889
Custodian fees		12,982
Transfer agent fee		188,461
Directors'/Trustees' fees (Note 5)		1,965
Auditing fees		15,241
Legal fees		4,978
Portfolio accounting fees		79,718
Distribution services fee (Note 5)		103,350
Other service fees (Notes 2 and 5)		390,006
Share registration costs		25,012
Printing and postage		18,260
Miscellaneous (Note 5)		11,104
TOTAL EXPENSES		1,598,591
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(6,421)
Reimbursement of other operating expenses (Note 2)	(2,061)
TOTAL WAIVER AND REIMBURSEMENTS		(8,482)
Net expenses			1,590,109
Net investment income			3,487,758
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,830,673
Net change in unrealized appreciation of investments			(974,924)
Net realized and unrealized gain on investments			855,749
Change in net assets resulting from operations			$4,343,507
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2017	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,487,758	$7,421,945
Net realized gain (loss) on investments and futures contracts	1,830,673	(333,456)
Net change in unrealized appreciation/depreciation of investments	(974,924)	(7,322,800)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,343,507	(234,311)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(3,322,670)	(7,134,534)
Class B Shares	(36,304)	(97,200)
Class C Shares	(175,662)	(441,862)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,534,636)	(7,673,596)
Share Transactions:
Proceeds from sale of shares	6,723,239	23,856,093
Net asset value of shares issued to shareholders in payment of distributions declared	2,938,449	6,435,260
Cost of shares redeemed	(39,895,003)	(64,607,104)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(30,233,315)	(34,315,751)
Change in net assets	(29,424,444)	(42,223,658)
Net Assets:
Beginning of period	326,241,257	368,464,915
End of period (including undistributed net investment income of $32,813 and $79,691, respectively)	$296,816,813	$326,241,257
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
September 30, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of eight portfolios. The financial statements included herein are only those of Federated Fund for U.S. Government Securities (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class B Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. Class B Shares were closed to new accounts/investors on June 1, 2015, and to new purchases/exchanges by existing shareholders on August 1, 2015. The investment objective of the Fund is to provide current income.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares and Class C Shares may
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bear distribution services fees and other service fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $8,482 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2017, the custodian reimbursed $2,061 of fees.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended September 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$355,687
Class B Shares	5,870
Class C Shares	28,449
TOTAL	$390,006
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the
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specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at September 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Lehman Structured Securities Corp. Mortgage 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$96,039	$85,246
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At September 30, 2017, the Fund had no outstanding futures contracts.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	747,202	$5,540,028	2,491,183	$18,675,700
Shares issued to shareholders in payment of distributions declared	370,001	2,740,016	793,877	5,947,106
Shares redeemed	(4,380,106)	(32,447,780)	(6,830,639)	(51,051,827)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(3,262,903)	$(24,167,736)	(3,545,579)	$(26,429,021)

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	2,787	$21,110
Shares issued to shareholders in payment of distributions declared	4,740	35,124	12,555	94,129
Shares redeemed	(179,593)	(1,331,189)	(285,137)	(2,136,499)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(174,853)	$(1,296,065)	(269,795)	$(2,021,260)

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	159,586	$1,183,211	687,388	$5,159,283
Shares issued to shareholders in payment of distributions declared	22,057	163,309	52,602	394,025
Shares redeemed	(825,400)	(6,116,034)	(1,529,201)	(11,418,778)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(643,757)	$(4,769,514)	(789,211)	$(5,865,470)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,081,513)	$(30,233,315)	(4,604,585)	$(34,315,751)
4. FEDERAL TAX INFORMATION
At September 30, 2017, the cost of investments for federal tax purposes was $291,236,113. The net unrealized appreciation of investments for federal tax purposes was $7,100,345. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,617,453 and net unrealized depreciation from investments for those securities having an excess of cost over value of $517,108.
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At March 31, 2017, the Fund had a capital loss carryforward of $18,184,379 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$8,088,622	$1,248,528	$9,337,150
2018	$8,847,229	NA	$8,847,229
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee based on the Fund's average daily net asset as shown in the chart below plus 4.50% of the Fund's gross income. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2017, the Adviser voluntarily waived $3,489 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2017, the Adviser reimbursed $2,932.
Percentage of Average Daily Net Assets	Average Daily Net Assets
0.250%	First $500 million
0.225%	Second $500 million
0.200%	Over $1 billion
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
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Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended September 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class B Shares	$17,611
Class C Shares	85,739
TOTAL	$103,350
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2017, FSC retained $18,038 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2017, FSC retained $1,697 in sales charges from the sale of Class A Shares. FSC also retained $253 of CDSC relating to redemptions of Class A Shares, $4,481 relating to redemptions of Class B Shares and $637 relating to redemptions of Class C Shares.
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Other Service Fees
For the six months ended September 30, 2017, FSSC received $140,854 of the other service fees disclosed in Note 2.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2017, were as follows:
Purchases	$—
Sales	$10,289,588
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2017, the Fund had no outstanding loans. During the six months ended September 30, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the six months ended September 30, 2017, the program was not utilized.
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,014.60	$4.80
Class B Shares	$1,000	$1,010.70	$8.57
Class C Shares	$1,000	$1,010.60	$8.57
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.81
Class B Shares	$1,000	$1,016.60	$8.59
Class C Shares	$1,000	$1,016.60	$8.59
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.95%
Class B Shares	1.70%
Class C Shares	1.70%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Fund for U.S. Government Securities (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated
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funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should
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not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Fund for U.S. Government Securities
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C704
CUSIP 31420C803
CUSIP 31420C886
8110105 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
September 30, 2017
Share Class | Ticker	A | FRSAX	C | FRICX	Institutional | FFRSX	R6 | FFRLX

Federated Floating Rate Strategic Income Fund
Fund Established 2010

A Portfolio of Federated Income Securities Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from April 1, 2017 through September 30, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.

Semi-Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At September 30, 2017, the Fund's portfolio composition1 was follows:
Security Type	Percentage of Total Net Assets[2]
Floating Rate Loans	54.4%
Corporate Debt Securities	27.9%
Trade Finance Agreements	7.1%
Asset-Backed Securities	4.7%
Collateralized Mortgage Obligations	2.3%
Other Security Type[3]	2.2%
Governments/Agencies	0.2%
U.S. Government Agency Adjustable Rate Mortgage Securities	0.1%
Derivative Contracts[4]	0.1%
Cash Equivalents[5]	2.6%
Other Assets and Liabilities—Net[6]	(1.6)%
TOTAL	100.0%
1	See the Fund's prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	Other Security Type consists of an exchange-traded fund.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
September 30, 2017 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
$131,675	[1]	FHLMC ARM 781523, 3.007%, 5/01/2034	$138,876
179,015	[1]	FHLMC ARM 1H2662, 3.148%, 5/01/2036	186,762
214,011	[1]	FHLMC ARM 848194, 3.436%, 8/01/2035	222,124
147,474	[1]	FHLMC ARM 848746, 3.651%, 7/01/2034	155,913
		TOTAL	703,675
		Federal National Mortgage Association ARM—0.0%
69,953	[1]	FNMA ARM 745059, 3.203%, 9/01/2035	72,072
140,496	[1]	FNMA ARM 881959, 3.210%, 2/01/2036	147,517
64,446	[1]	FNMA ARM 810320, 3.196%, 4/01/2034	68,424
		TOTAL	288,013
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $997,868)	991,688
		CORPORATE BONDS—27.8%
		Aerospace/Defense—0.3%
2,805,000		Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	3,089,006
		Automotive—2.7%
3,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 1.649%, (3-month USLIBOR +0.340%), 2/14/2020	3,015,218
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.842%, (3-month USLIBOR +0.530%), 5/5/2020	2,008,493
3,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.932%, (3-month USLIBOR +0.630%), 1/6/2020	3,015,565
2,000,000	[1]	Ford Motor Credit Co. LLC, Floating Rate Note - Sr. Note, 1.886%, (3-month USLIBOR +0.570%), 12/6/2017	2,001,171
3,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.304%, (3-month USLIBOR +1.000%), 1/9/2020	3,025,945
2,145,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 2.601%, (3-month USLIBOR +1.270%), 3/28/2022	2,159,968
1,225,000		Gates Global LLC, Series 144A, 6.00%, 7/15/2022	1,264,812
2,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.569%, (3-month USLIBOR +1.270%), 10/4/2019	2,031,263
1,000,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.664%, (3-month USLIBOR +1.360%), 4/10/2018	1,005,342
1,820,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.854%, (3-month USLIBOR +1.550%), 1/14/2022	1,859,966
2,400,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.021%, (3-month USLIBOR +0.690%), 9/28/2022	2,407,586
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$500,000		Schaeffler Verwaltung Zw, Series 144A, 4.125%, 9/15/2021	$510,000
2,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 1.995%, (3-month USLIBOR +0.690%), 1/11/2022	2,023,795
		TOTAL	26,329,124
		Banking—0.4%
3,300,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	3,417,480
		Cable Satellite—1.0%
4,000,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	4,150,000
5,000,000		Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	5,275,000
		TOTAL	9,425,000
		Chemicals—0.3%
3,000,000		Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	3,116,250
		Communications - Media & Entertainment—0.3%
3,000,000	[1]	Walt Disney Co., Sr. Unsecd. Note, Series MTN, 1.506%, (3-month USLIBOR +0.190%), 6/5/2020	3,003,750
		Finance Companies—1.9%
600,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/2020	638,849
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.95%, 2/1/2022	1,041,612
1,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.25%, 7/1/2020	1,045,212
3,000,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 7/1/2022	3,218,011
2,000,000	[1]	American Express Co., Sr. Unsecd. Note, 1.921%, (3-month USLIBOR +0.610%), 8/1/2022	1,999,579
3,000,000	[1]	American Express Credit Corp., Sr. Unsecd. Note, Series MTN, 2.016%, (3-month USLIBOR +0.700%), 3/3/2022	3,019,868
4,000,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	4,065,000
975,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	1,035,323
2,250,000		Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	2,345,906
		TOTAL	18,409,360
		Financial Institutions—6.6%
2,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 1.985%, (3-month USLIBOR +0.650%), 4/1/2022	2,014,471
1,000,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 2.344%, (3-month USLIBOR +1.040%), 1/15/2019	1,010,019
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 2.313%, (3-month USLIBOR +1.000%), 4/24/2023	$3,027,820
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 1.966%, (3-month USLIBOR +0.660%), 7/21/2021	3,008,295
3,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.971%, (3-month USLIBOR +0.650%), 10/1/2021	3,010,360
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.467%, (3-month USLIBOR +1.160%), 1/20/2023	2,033,449
2,000,000	[1]	Branch Banking & Trust Co., Sr. Unsecd. Note, 1.754%, (3-month USLIBOR +0.450%), 1/15/2020	2,007,527
2,310,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 2.461%, (3-month USLIBOR +1.150%), 1/30/2023	2,322,839
2,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 2.746%, (3-month USLIBOR +1.430%), 9/1/2023	2,052,558
2,120,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 1.856%, (3-month USLIBOR +0.540%), 3/2/2020	2,121,747
1,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.060%, (3-month USLIBOR +0.730%), 12/27/2020	1,004,331
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.313%, (3-month USLIBOR +1.000%), 7/24/2023	3,012,310
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.366%, (3-month USLIBOR +1.050%), 6/5/2023	3,019,266
3,920,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.424%, (3-month USLIBOR +1.110%), 4/26/2022	3,964,813
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.485%, (3-month USLIBOR +1.170%), 11/15/2021	2,028,352
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.214%, (3-month USLIBOR +0.900%), 4/25/2023	2,015,735
2,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.304%, (3-month USLIBOR +1.000%), 1/15/2023	2,020,148
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 1.927%, (3-month USLIBOR +0.610%), 5/18/2022	3,008,991
4,900,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 1.956%, (3-month USLIBOR +0.640%), 12/1/2021	4,861,746
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 2.243%, (3-month USLIBOR +0.930%), 7/22/2022	3,013,013
3,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.532%, (3-month USLIBOR +1.220%), 5/8/2024	3,039,937
2,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.713%, (3-month USLIBOR +1.400%), 10/24/2023	2,046,448
2,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, 1.829%, (3-month USLIBOR +0.530%), 1/31/2020	2,012,540
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institutions—continued
$2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.239%, (3-month USLIBOR +0.930%), 2/11/2022	$2,019,539
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.423%, (3-month USLIBOR +1.110%), 1/24/2023	2,035,752
2,000,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 2.541%, (3-month USLIBOR +1.230%), 10/31/2023	2,046,760
		TOTAL	63,758,766
		Food & Beverage—0.8%
3,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.129%, (3-month USLIBOR +0.820%), 8/10/2022	3,004,821
3,000,000	[1]	PepsiCo, Inc., Sr. Unsecd. Note, 1.676%, (3-month USLIBOR +0.365%), 5/2/2022	3,014,554
1,360,000	[1]	Tyson Foods, Inc., Sr. Unsecd. Note, 1.764%, (3-month USLIBOR +0.450%), 8/21/2020	1,362,376
		TOTAL	7,381,751
		Gaming—0.5%
4,775,000		Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	4,834,687
		Health Care—2.3%
1,000,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.125%, 7/1/2022	1,040,400
3,000,000		Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	2,902,500
3,000,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 2.346%, (3-month USLIBOR +1.030%), 6/6/2022	3,018,282
1,975,000		Iasis Healthcare LLC, Sr. Unsecd. Note, 8.375%, 5/15/2019	1,983,641
4,650,000		Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	4,580,250
3,575,000		SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,655,437
2,000,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	2,040,000
1,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 5.50%, 3/1/2019	1,023,750
2,000,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,922,500
		TOTAL	22,166,760
		Independent Energy—2.5%
2,000,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	2,095,000
750,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.971%, (3-month USLIBOR +0.650%), 9/19/2022	754,684
2,000,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	2,040,000
438,000		Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	474,135
2,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 1.796%, (3-month USLIBOR +0.480%), 3/3/2022	2,010,850
3,000,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	3,037,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$2,000,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	$2,045,000
3,000,000		Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	3,011,250
2,000,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	2,092,500
3,000,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	2,910,000
4,100,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	4,187,125
		TOTAL	24,658,044
		Insurance - P&C—0.7%
2,550,000		Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	2,561,156
1,000,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	1,042,500
2,900,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	3,059,500
		TOTAL	6,663,156
		Metals & Mining—0.2%
1,650,000		Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	1,709,812
		Midstream—0.6%
275,000		NGPL PipeCo LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 8/15/2022	286,000
3,000,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	3,030,000
2,000,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	2,065,000
		TOTAL	5,381,000
		Oil Field Services—0.4%
2,550,000		Sesi LLC, 7.125%, 12/15/2021	2,613,750
600,000		Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	610,500
1,000,000		Weatherford Bermuda, Sr. Unsecd. Note, 7.75%, 6/15/2021	1,043,750
		TOTAL	4,268,000
		Packaging—1.1%
4,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, Series 144A, 4.25%, 9/15/2022	4,113,000
2,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	2,122,500
1,000,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	1,031,250
2,000,000	[1]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 4.804%, (3-month USLIBOR +3.500%), 7/15/2021	2,045,000
1,000,000		Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	1,042,500
		TOTAL	10,354,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—2.8%
$1,000,000	[1]	Actavis Funding SCS, Sr. Unsecd. Note, 2.390%, (3-month USLIBOR +1.080%), 3/12/2018	$1,003,378
2,075,000		Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	2,158,000
5,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,100,000
1,000,000		Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2022	882,500
4,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	4,195,000
725,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Series 144A, 4.875%, 4/15/2020	725,000
7,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.75%, 8/1/2022	6,877,500
3,000,000		Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 2.80%, 7/21/2023	2,871,648
2,000,000		Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 10/15/2020	2,006,880
1,750,000		Valeant Pharmaceuticals International, Inc., Series 144A, 6.50%, 3/15/2022	1,850,625
		TOTAL	26,670,531
		Retailers—0.1%
1,000,000		Penney (J.C.) Co., Inc., 5.65%, 6/1/2020	986,250
		Technology—0.8%
3,000,000	[1]	Apple, Inc., Sr. Unsecd. Note, 1.811%, (3-month USLIBOR +0.500%), 2/9/2022	3,043,070
1,300,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Series 144A, 4.42%, 6/15/2021	1,365,886
3,000,000	[1]	IBM Corp., Sr. Unsecd. Note, 1.547%, (3-month USLIBOR +0.230%), 1/27/2020	3,006,805
		TOTAL	7,415,761
		Utility - Electric—0.4%
4,000,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.25%, 7/15/2022	4,220,000
		Wireless Communications—1.1%
4,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.202%, (3-month USLIBOR +0.890%), 2/14/2023	3,994,105
2,000,000	[1]	AT&T, Inc., Sr. Unsecd. Note, 2.263%, (3-month USLIBOR +0.930%), 6/30/2020	2,027,888
2,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 2.091%, (3-month USLIBOR +0.770%), 6/17/2019	2,017,717
410,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 3.069%, (3-month USLIBOR +1.750%), 9/14/2018	416,488
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$2,500,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 2.321%, (3-month USLIBOR +1.000%), 3/16/2022	$2,537,803
		TOTAL	10,994,001
		TOTAL CORPORATE BONDS (IDENTIFIED COST $263,741,657)	268,252,739
		ASSET-BACKED SECURITIES—4.6%
		Auto Receivables—0.7%
5,000,000	[1]	Ally Master Owner Trust 2014-5, Class A1, 1.724%, (1-month USLIBOR +0.490%), 10/15/2019	5,000,859
280,628	[1]	AmeriCredit Automobile Receivables Trust 2016-1, Class A2B, 1.982%, (1-month USLIBOR +0.750%), 6/10/2019	280,665
1,777,866	[1]	Chesapeake Funding II LLC 2016-2A, Class A2, 2.234%, (1-month USLIBOR +1.000%), 6/15/2028	1,788,350
		TOTAL	7,069,874
		Credit Card—3.7%
5,000,000	[1]	American Express Credit Account Master 2013-1, Class A, 1.654%, (1-month USLIBOR +0.420%), 2/16/2021	5,015,951
1,500,000	[1]	American Express Credit Account Master 2013-1, Class B, 1.934%, (1-month USLIBOR +0.700%), 2/16/2021	1,504,555
2,500,000	[1]	American Express Credit Account Master Trust 2008-2, Class A, 2.494%, (1-month USLIBOR +1.260%), 9/15/2020	2,511,410
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class A, 1.604%, (1-month USLIBOR +0.370%), 12/15/2021	5,022,713
6,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 1.624%, (1-month USLIBOR +0.390%), 10/15/2021	6,028,222
3,000,000	[1]	Cards II Trust, Class A, 1.934%, (1-month USLIBOR +0.700%), 7/15/2021	3,012,690
10,000,000	[1]	Chase Issuance Trust 2013-A9, Class A, 1.654%, (1-month USLIBOR +0.420%), 11/16/2020	10,041,581
2,800,000	[1]	Evergreen Credit Card Trust Series 2016-1, Class A, 1.954%, (1-month USLIBOR +0.720%), 4/15/2020	2,808,573
		TOTAL	35,945,695
		Student Loans—0.2%
1,412,417	[1]	SLM Student Loan Trust 2013-C, Class A2B, 2.634%, (1-month USLIBOR +1.400%), 10/15/2031	1,429,584
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $44,387,742)	44,445,153
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.3%
		Commercial Mortgage—0.1%
600,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 2.278%, (1-month USLIBOR +1.050%), 7/15/2046	607,916
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—0.9%
$1,776,526	[1]	REMIC 2976 KJ, 1.584%, (1-month USLIBOR +0.350%), 5/15/2035	$1,778,473
322,560	[1]	REMIC 3122 FE, 1.534%, (1-month USLIBOR +0.300%), 3/15/2036	322,321
863,795	[1]	REMIC 3241 FM, 1.614%, (1-month USLIBOR +0.380%), 11/15/2036	865,278
1,559,891	[1]	REMIC 3922 CF, 1.634%, (1-month USLIBOR +0.400%), 4/15/2041	1,561,443
4,791,885	[1]	REMIC 4097 KF, 1.534%, (1-month USLIBOR +0.300%), 9/15/2031	4,795,438
		TOTAL	9,322,953
		Federal National Mortgage Association—1.2%
645,807	[1]	REMIC 2006-111 FA, 1.617%, (1-month USLIBOR +0.380%), 11/25/2036	647,278
3,155,384	[1]	REMIC 2006-85 PF, 1.617%, (1-month USLIBOR +0.380%), 9/25/2036	3,167,037
1,080,673	[1]	REMIC 2006-99 AF, 1.657%, (1-month USLIBOR +0.420%), 10/25/2036	1,084,920
203,463	[1]	REMIC 2010-134 BF, 1.667%, (1-month USLIBOR +0.430%), 10/25/2040	203,997
385,091	[1]	REMIC 2010-135 FP, 1.637%, (1-month USLIBOR +0.400%), 12/25/2040	386,209
986,172	[1]	REMIC 2012-135 FA, 1.537%, (1-month USLIBOR +0.300%), 11/25/2039	985,565
1,433,552	[1]	REMIC 2012-79 F, 1.687%, (1-month USLIBOR +0.450%), 7/25/2042	1,438,090
3,725,379	[1]	REMIC 2014-73 FA, 1.587%, (1-month USLIBOR +0.350%), 11/25/2044	3,730,119
		TOTAL	11,643,215
		Non-Agency Mortgage—0.1%
789,487	[1]	Gosforth Funding PLC 2016-1A, Class A1A, 2.015%, (3-month USLIBOR +0.700%), 2/15/2058	791,904
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $22,375,887)	22,365,988
		FLOATING RATE LOANS—3.1%
		Cable Satellite—1.0%
985,000	[1]	Charter Communications Operating LLC, Term Loan - 1st Lien, 3.49%, (3-month USLIBOR +2.250%), 1/15/2024	990,063
5,263,469	[1]	Charter Communications Operating LLC, Term Loan - 1st Lien, 3.24%, (3-month USLIBOR +2.000%), 1/3/2021	5,283,943
3,500,000	[1]	Virgin Media Bristol LLC, Term Loan - 1st Lien, 3.984%, (3-month USLIBOR +2.750%), 1/31/2025	3,516,415
		TOTAL	9,790,421
		Chemicals—0.0%
240,625	[1]	Oxea SARL, Term Loan - 1st Lien, 4.482%, (3-month USLIBOR +3.250%), 1/15/2020	241,317
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Food & Beverage—0.3%
$2,418,214	[1]	Aramark Services, Inc., Term Loan - 1st Lien, 3.239%, (3-month USLIBOR +2.000%), 3/28/2024	$2,429,810
		Gaming—0.3%
914,115	[1]	Las Vegas Sands Corp., Term Loan - 1st Lien, 3.239%, (3-month USLIBOR +2.000%), 3/29/2024	918,571
1,250,000	[1]	Seminole Tribe of Florida, Inc., Term Loan - 1st Lien, 3.456%, (3-month USLIBOR +2.000%), 7/6/2024	1,257,525
478,750	[1]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Term Loan - 1st Lien, 4.046%, (3-month USLIBOR +2.750%), 5/14/2020	480,744
		TOTAL	2,656,840
		Health Care—0.0%
246,884	[1]	HCA, Inc., Term Loan - 1st Lien, 3.239%, (3-month USLIBOR +2.000%), 3/18/2023	248,042
		Industrial - Other—0.0%
276,428	[1]	Hillman Group, Inc., Term Loan - 1st Lien, 4.80%, (3-month USLIBOR +3.500%), 6/30/2021	277,696
		Lodging—0.3%
3,266,342	[1]	Hilton Worldwide Finance LLC, Term Loan - 1st Lien, 3.237%, (3-month USLIBOR +2.000%), 10/25/2023	3,283,294
		Media Entertainment—0.1%
992,513	[1]	Nielsen Finance LLC/Nielsen Finance Co., Term Loan - 1st Lien, 3.235%, (3-month USLIBOR +2.000%), 10/4/2023	995,564
		Packaging—0.2%
1,888,101	[1]	SIG Combibloc, Term Loan - 1st Lien, 4.242%, (3-month USLIBOR +3.000%), 3/13/2022	1,897,542
		Restaurants—0.2%
1,485,038	[1]	KFC Holding Co., Term Loan - 1st Lien, 3.234%, (3-month USLIBOR +2.000%), 6/16/2023	1,493,391
		Technology—0.6%
1,638,019	[1]	DELL International LLC, Term Loan - 1st Lien, 3.74%, (3-month USLIBOR +2.500%), 9/7/2023	1,645,611
500,000	[1]	TTM Technologies, Term Loan - 1st Lien, 3.817%, (3-month USLIBOR +2.500%), 9/28/2024	503,438
2,797,097	[1]	Sensata Technologies B.V., Term Loan - 1st Lien, 3.486%, (3-month USLIBOR +2.250%), 10/14/2021	2,822,061
992,500	[1]	Leidos Innovations Corp., Term Loan - 1st Lien, 3.25%, (3-month USLIBOR +2.000%), 8/16/2023	999,949
		TOTAL	5,971,059
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		FLOATING RATE LOANS—continued
		Utility - Electric—0.1%
$992,500	[1]	Dayton Power & Light Co., Term Loan - 1st Lien, 4.49%, (3-month USLIBOR +3.250%), 8/24/2022	$1,006,772
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $30,018,791)	30,291,748
		INVESTMENT COMPANIES—61.8%[2]
49,937,469		Federated Bank Loan Core Fund	504,368,434
10,991,418		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.19%[3]	10,993,616
9,023,793		Federated Project and Trade Finance Core Fund	82,206,759
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $603,674,417)	597,568,809
		TOTAL INVESTMENT IN SECURITIES—99.7% (IDENTIFIED COST $965,196,362)[4]	963,916,125
		OTHER ASSETS AND LIABILITIES - NET—0.3%[5]	2,486,310
		TOTAL NET ASSETS—100%	$966,402,435
At September 30, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
6U.S. Treasury Note 5-Year Short Futures	160	$18,800,000	December 2017	$134,013
6U.S. Treasury Note 10-Year Short Futures	300	$37,593,750	December 2017	$397,736
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$531,749
Unrealized Appreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Affiliated holdings.
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “ Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended September 30, 2017, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Federated Project and Trade Finance Core Fund	Total of Affiliated Transactions
Balance of Shares Held 3/31/2017	45,109,064	22,438,967	8,696,640	76,244,671
Purchases/Additions	5,123,972	126,353,030	327,153	131,804,155
Sales/Reductions	(295,567)	(137,800,579)	—	(138,096,146)
Balance of Shares Held 9/30/2017	49,937,469	10,991,418	9,023,793	69,952,680
Value	$504,368,434	$10,993,616	$82,206,759	$597,568,809
Change in Unrealized Appreciation/Depreciation	$(2,453,099)	$(1,714)	$(889,293)	$(3,344,106)
Net Realized Gain/(Loss)	$(35,468)	$1,392	—	$(34,076)
Dividend Income	$12,516,144	$67,416	$1,774,793	$14,358,353
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in a portfolio of Federated Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Investment Company Act of 1940, as amended (the “Act”), available only to registered investment companies and other institutional investors. The investment objective of Federated Bank Loan Core Fund (BLCORE), a portfolio of Core Trust, is to provide current income. It pursues its objective by investing primarily in a portfolio of U.S. dollar-denominated floating-rate term loans, loan-related derivatives and loan index products. Federated Investors, Inc. receives no advisory or administrative fees from the funds within the Core Trust. Income distributions from BLCORE are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from BLCORE are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of BLCORE in which the Fund invested 52.2% of its net assets at September 30, 2017. A copy of BLCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $965,121,938.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
6	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at September 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of September 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$991,688	$—	$991,688
Corporate Bonds	—	268,252,739	—	268,252,739
Asset-Backed Securities	—	44,445,153	—	44,445,153
Collateralized Mortgage Obligations	—	22,365,988	—	22,365,988
Floating Rate Loans	—	30,291,748	—	30,291,748
Investment Companies[1]	10,993,616	—	—	597,568,809
TOTAL SECURITIES	$10,993,616	$366,347,316	$—	$963,916,125
Other Financial Instruments[2]
Assets	$531,749	$—	$—	$531,749
Liabilities	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$531,749	$—	$—	$531,749
1	As permitted by U.S. generally accepted accounting principles (GAAP), Investment Companies valued at $586,575,193 are measured at fair value using the net asset value (NAV) per share practical expedient and have not been categorized in the chart above but are included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in BLCORE is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
Semi-Annual Shareholder Report

The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.99	$9.65	$9.94	$10.06	$10.08	$9.96
Income From Investment Operations:
Net investment income	0.17	0.33	0.32	0.31[1]	0.33	0.37
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.01)	0.34	(0.29)	(0.11)	(0.01)	0.12
TOTAL FROM INVESTMENT OPERATIONS	0.16	0.67	0.03	0.20	0.32	0.49
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.32)	(0.32)	(0.34)	(0.37)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.17)	(0.33)	(0.32)	(0.32)	(0.34)	(0.37)
Net Asset Value, End of Period	$9.98	$9.99	$9.65	$9.94	$10.06	$10.08
Total Return[3]	1.64%	7.07%	0.34%	2.06%	3.21%	5.02%
Ratios to Average Net Assets:
Net expenses	1.03%[4]	1.04%	1.04%	1.04%	1.00%	1.00%
Net investment income	3.44%[4]	3.35%	3.26%	3.13%	3.21%	3.54%
Expense waiver/reimbursement[5]	0.09%[4]	0.11%	0.11%	0.11%	0.19%	0.47%
Supplemental Data:
Net assets, end of period (000 omitted)	$372,850	$352,980	$275,135	$308,242	$326,289	$71,544
Portfolio turnover	5%	16%	25%	26%	8%	17%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,			Period Ended 3/31/2014[1]
		2017	2016	2015
Net Asset Value, Beginning of Period	$10.00	$9.66	$9.95	$10.07	$10.05
Income From Investment Operations:
Net investment income	0.14	0.27	0.26	0.25[2]	0.16
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.01)	0.34	(0.29)	(0.11)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.61	(0.03)	0.14	0.18
Less Distributions:
Distributions from net investment income	(0.14)	(0.27)	(0.26)	(0.26)	(0.16)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.00)[3]	—
TOTAL DISTRIBUTIONS	(0.14)	(0.27)	(0.26)	(0.26)	(0.16)
Net Asset Value, End of Period	$9.99	$10.00	$9.66	$9.95	$10.07
Total Return[4]	1.31%	6.39%	(0.29)%	1.41%	1.81%
Ratios to Average Net Assets:
Net expenses	1.68%[5]	1.68%	1.67%	1.69%	1.65%[5]
Net investment income	2.79%[5]	2.71%	2.63%	2.51%	2.49%[5]
Expense waiver/reimbursement[6]	0.12%[5]	0.11%	0.11%	0.11%	0.24%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$43,820	$42,067	$29,378	$24,105	$15,826
Portfolio turnover	5%	16%	25%	26%	8%[7]
1	Reflects operations for the period from September 6, 2013 (date of initial public investment) to March 31, 2014.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2014.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Year Ended March 31,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$9.99	$9.65	$9.94	$10.06	$10.08	$9.96
Income From Investment Operations:
Net investment income	0.19	0.37	0.36	0.35[1]	0.36	0.40
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.01)	0.34	(0.29)	(0.11)	(0.01)	0.13
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.71	0.07	0.24	0.35	0.53
Less Distributions:
Distributions from net investment income	(0.19)	(0.37)	(0.36)	(0.36)	(0.37)	(0.41)
Distributions from net realized gain on investments, futures contracts and foreign currency transactions	—	—	—	(0.00)[2]	—	—
TOTAL DISTRIBUTIONS	(0.19)	(0.37)	(0.36)	(0.36)	(0.37)	(0.41)
Net Asset Value, End of Period	$9.98	$9.99	$9.65	$9.94	$10.06	$10.08
Total Return[3]	1.82%	7.44%	0.69%	2.42%	3.57%	5.38%
Ratios to Average Net Assets:
Net expenses	0.68%[4]	0.69%	0.69%	0.69%	0.65%	0.65%
Net investment income	3.79%[4]	3.69%	3.61%	3.48%	3.57%	3.91%
Expense waiver/reimbursement[5]	0.11%[4]	0.11%	0.11%	0.11%	0.19%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$548,737	$464,819	$267,138	$249,630	$273,826	$40,211
Portfolio turnover	5%	16%	25%	26%	8%	17%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Period Ended (unaudited) 9/30/2017	Period Ended 3/31/2017[1]
Net Asset Value, Beginning of Period	$9.99	$9.97
Income From Investment Operations:
Net investment income	0.19	0.09
Net realized and unrealized gain (loss) on investments, futures contracts and foreign currency transactions	(0.01)	0.02
TOTAL FROM INVESTMENT OPERATIONS	0.18	0.11
Less Distributions:
Distributions from net investment income	(0.19)	(0.09)
Net Asset Value, End of Period	$9.98	$9.99
Total Return[2]	1.82%	1.07%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.69%[3]
Net investment income	3.88%[3]	3.49%[3]
Expense waiver/reimbursement	0.07%[3]	0.12%[3]
Supplemental Data:
Net assets, end of period (000 omitted)	$995	$0[4]
Portfolio turnover	5%	16%[5]
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	Represents less than $1,000.
5	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended March 31, 2017.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
September 30, 2017 (unaudited)
Assets:
Investment in securities, at value including $597,568,809 of investment in affiliated holdings (identified cost $965,196,362)		$963,916,125
Cash		575,220
Restricted cash (Note 2)		445,000
Income receivable		5,272,070
Receivable for investments sold		21,844
Receivable for shares sold		946,412
Receivable for daily variation margin on futures contracts		96,560
TOTAL ASSETS		971,273,231
Liabilities:
Payable for investments purchased	$497,500
Payable for shares redeemed	3,726,949
Income distribution payable	285,918
Payable to adviser (Note 5)	28,104
Payable for administrative fees (Note 5)	4,245
Payable for distribution services fee (Note 5)	57,188
Payable for other service fees (Notes 2 and 5)	103,447
Accrued expenses (Note 5)	167,445
TOTAL LIABILITIES		4,870,796
Net assets for 96,857,794 shares outstanding		$966,402,435
Net Assets Consist of:
Paid-in capital		$973,743,188
Net unrealized depreciation of investments and futures contracts		(748,488)
Accumulated net realized loss on investments, futures contracts and foreign currency transactions		(6,614,795)
Undistributed net investment income		22,530
TOTAL NET ASSETS		$966,402,435
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($372,850,450 ÷ 37,368,539 shares outstanding), no par value, unlimited shares authorized	$9.98
Offering price per share (100/98 of $9.98)	$10.18
Redemption proceeds per share	$9.98
Class C Shares:
Net asset value per share ($43,819,936 ÷ 4,387,117 shares outstanding), no par value, unlimited shares authorized	$9.99
Offering price per share	$9.99
Redemption proceeds per share (99.00/100 of $9.99)	$9.89
Institutional Shares:
Net asset value per share ($548,737,417 ÷ 55,002,431 shares outstanding), no par value, unlimited shares authorized	$9.98
Offering price per share	$9.98
Redemption proceeds per share	$9.98
Class R6 Shares:
Net asset value per share ($994,632 ÷ 99,707 shares outstanding), no par value, unlimited shares authorized	$9.98
Offering price per share	$9.98
Redemption proceeds per share	$9.98
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended September 30, 2017 (unaudited)
Investment Income:
Dividends (including $14,358,353 received from affiliated holdings and net of foreign taxes withheld of $169)			$14,358,184
Interest			6,197,096
TOTAL INCOME			20,555,280
Expenses:
Investment adviser fee (Note 5)		$2,758,480
Administrative fee (Note 5)		363,233
Custodian fees		18,950
Transfer agent fee (Note 2)		261,332
Directors'/Trustees' fees (Note 5)		4,026
Auditing fees		13,938
Legal fees		4,873
Portfolio accounting fees		87,452
Distribution services fee (Note 5)		341,330
Other service fees (Notes 2 and 5)		499,949
Share registration costs		44,885
Printing and postage		17,777
Miscellaneous (Note 5)		13,543
TOTAL EXPENSES		4,429,768
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(307,969)
Reimbursement of other operating expenses (Notes 2 and 5)	(161,510)
TOTAL WAIVER AND REIMBURSEMENTS		(469,479)
Net expenses			3,960,289
Net investment income			16,594,991
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Foreign Currency Transactions:
Net realized gain on investments and foreign currency transactions (including realized loss of $(34,076) on sales of investments in affiliated holdings)			826,757
Net realized loss on futures contracts			(1,155,714)
Net change in unrealized appreciation of investments (including change in unrealized depreciation of $(3,344,106) on investments in affiliated fund holdings)			(1,476,821)
Net change in unrealized depreciation of futures contracts			664,189
Net realized and unrealized loss on investments, futures contracts and foreign currency transactions			(1,141,589)
Change in net assets resulting from operations			$15,453,402
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 9/30/2017	Year Ended 3/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,594,991	$22,737,230
Net realized gain (loss) on investments, futures contracts and foreign currency transactions	(328,957)	1,220,797
Net change in unrealized appreciation/depreciation of investments and futures contracts	(812,632)	19,791,896
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,453,402	43,749,923
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(6,163,641)	(10,135,301)
Class C Shares	(605,895)	(921,388)
Institutional Shares	(9,847,567)	(11,636,251)
Class R6 Shares	(5,916)	(1)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,623,019)	(22,692,941)
Share Transactions:
Proceeds from sale of shares	271,641,533	516,147,357
Net asset value of shares issued to shareholders in payment of distributions declared	14,976,376	19,843,462
Cost of shares redeemed	(178,912,218)	(268,832,110)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	107,705,691	267,158,709
Change in net assets	106,536,074	288,215,691
Net Assets:
Beginning of period	859,866,361	571,650,670
End of period (including undistributed net investment income of $22,530 and $50,558, respectively)	$966,402,435	$859,866,361
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
September 30, 2017 (unaudited)
1. ORGANIZATION
Federated Income Securities Trust (the “Trust”) is registered under the Act as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Floating Rate Strategic Income Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide total return consistent with current income and low interest rate volatility.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more
Semi-Annual Shareholder Report

current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in net investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares may bear distribution services fees, other
Semi-Annual Shareholder Report

service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $469,479 is disclosed in various locations in this Note 2 and Note 5. For the six months ended September 30, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$82,551	$(44,564)
Class C Shares	18,346	(12,496)
Institutional Shares	160,415	(104,450)
Class R6 Shares	20	—
TOTAL	$261,332	$(161,510)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This reimbursement can be modified or terminated at any time. For the six months ended September 30, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$446,934
Class C Shares	53,015
TOTAL	$499,949
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended September 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Semi-Annual Shareholder Report

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase income and to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $56,616,831. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for daily variation margin on futures contracts	$531,749*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended September 30, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(1,155,714)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$664,189
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	10,125,875	$101,117,263	19,729,353	$195,488,418
Shares issued to shareholders in payment of distributions declared	615,140	6,144,969	1,019,667	10,089,390
Shares redeemed	(8,705,710)	(86,969,716)	(13,935,957)	(137,707,113)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,035,305	$20,292,516	6,813,063	$67,870,695

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	657,375	$6,575,726	2,227,727	$22,122,344
Shares issued to shareholders in payment of distributions declared	57,994	580,010	88,730	878,888
Shares redeemed	(534,564)	(5,346,012)	(1,152,164)	(11,421,086)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	180,805	$1,809,724	1,164,293	$11,580,146

	Six Months Ended 9/30/2017		Year Ended 3/31/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	16,307,400	$162,877,186	30,070,784	$298,536,495
Shares issued to shareholders in payment of distributions declared	825,438	8,245,483	896,157	8,875,184
Shares redeemed	(8,662,272)	(86,514,932)	(12,128,130)	(119,703,911)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	8,470,566	$84,607,737	18,838,811	$187,707,768

	Six Months Ended 9/30/2017		Year Ended 3/31/2017[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	107,271	$1,071,358	10	$100
Shares issued to shareholders in payment of distributions declared	593	5,914	—	—
Shares redeemed	(8,167)	(81,558)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	99,697	$995,714	10	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	10,786,373	$107,705,691	26,816,177	$267,158,709
1	Reflects operations for the period from December 27, 2016 (date of initial investment) to March 31, 2017.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At September 30, 2017, the cost of investments for federal tax purposes was $965,121,938. The net unrealized depreciation of investments for federal tax purposes was $674,064. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $6,182,575 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,856,639. The amounts presented are inclusive of derivative contracts.
At March 31, 2017, the Fund had a capital loss carryforward of $5,026,897 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-Term	Long-Term	Total
$1,184,330	$3,842,567	$5,026,897
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, the Adviser voluntarily waived $300,861 of its fee and reimbursed $161,510 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended September 30, 2017, the Adviser reimbursed $7,108.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Semi-Annual Shareholder Report

Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A	0.10%
Class C	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended September 30, 2017, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class A Shares	$178,773
Class C Shares	162,557
TOTAL	$341,330
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended September 30, 2017, FSC retained $48,227 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended September 30, 2017, FSC did not retain sales charges from the sale of the Class A Shares. FSC retained $8,846 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended September 30, 2017, FSSC received $942 of the other service fees disclosed in Note 2.
Semi-Annual Shareholder Report

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective June 1, 2017, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.02%, 1.67%, 0.67% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) June 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended September 30, 2017, were as follows:
Purchases	$162,129,218
Sales	$45,809,139
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of September 30, 2017, the Fund had no outstanding loans. During the six months ended September 30, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2017, there were no outstanding loans. During the six months ended September 30, 2017, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2017 to September 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 4/1/2017	Ending Account Value 9/30/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,016.40	$5.21
Class C Shares	$1,000	$1,013.10	$8.48
Institutional Shares	$1,000	$1,018.20	$3.44
Class R6 Shares	$1,000	$1,018.20	$3.34
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,019.90	$5.22
Class C Shares	$1,000	$1,016.70	$8.49
Institutional Shares	$1,000	$1,021.70	$3.45
Class R6 Shares	$1,000	$1,021.80	$3.35
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.03%
Class C Shares	1.68%
Institutional Shares	0.68%
Class R6 Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Floating Rate Strategic Income Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed
Semi-Annual Shareholder Report

expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Floating Rate Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420C647
CUSIP 31420C597
CUSIP 31420C670
CUSIP 31420C571
Q450752 (11/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date November 21, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date November 21, 2017